Annual Total Returns - Money Market Portfolio [BarChart] - 03.31 FIMM Funds Class 1 Combo PRO-09 - Money Market Portfolio - Class I	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.16%
Annual Return 2012	0.18%
Annual Return 2013	0.08%
Annual Return 2014	0.05%
Annual Return 2015	0.11%
Annual Return 2016	0.48%
Annual Return 2017	1.13%
Annual Return 2018	2.00%
Annual Return 2019	2.26%
Annual Return 2020	0.52%